Note 9 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 160,488	$ 221,088